Loan Receivable - Carrying Value of Term Loan Facility (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loans Receivable Net [Abstract]
15% Term loan facility	$ 1,000	$ 1,000
Unamortized discount	(94)	(110)
Accrued interest	362	185
Net carrying amount	$ 1,268	$ 1,075